Financial instruments and financial risk management - Commodity risk (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Commodity forward contracts | Commodity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets (liabilities)	€ (1,228.3)	€ (185.2)	€ 209.8